Stock-based Compensation Plans	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation Plans	STOCK-BASED COMPENSATION PLANS
Stock Options
Effective 2022, the Corporation no longer grants stock options. Existing options to purchase common shares of the Corporation are exercisable for a period of 10 years from the grant date, expire no later than three years after the death or retirement of the optionee, and vest evenly over a four-year period on each anniversary of the grant date.

As at December 31, 2022, the Corporation had 2.3 million (2021 - 2.9 million) stock options outstanding with a weighted average exercise price of $47.72 (2021 - $47.20). The options vested as of December 31, 2022, were 1.5 million (2021 – 1.4 million) with a weighted average exercise price of $44.86 (2021 - $42.76).

In 2022, 1 million stock options were exercised (2021 - 1 million) for cash proceeds of $26 million (2021 - $32 million) and an intrinsic value realized by employees of $9 million (2021 - $11 million).
DSU Plan
Directors of the Corporation who are not officers are eligible for grants of DSUs representing the equity portion of their annual compensation. Directors can further elect to receive credit for their quarterly cash retainer in a notional account of DSUs in lieu of cash. The Corporation may also determine that special circumstances justify the grant of additional DSUs to a director.

Each DSU vests at the grant date, has an underlying value equivalent to that of one common share of the Corporation, is entitled to commensurate notional common share dividends, and is settled in cash.

The following table summarizes information related to DSUs.

	2022	2021
Number of units (thousands)
Beginning of year	183	147
Granted	33	30
Notional dividends reinvested	8	6
End of year	224	183

The accrued liability has been recognized at the respective December 31st VWAP (Note 3) and included in other liabilities (Note 16). The accrued liability, compensation expense and cash payout were not material for 2022 or 2021.

PSU Plans
Senior management of the Corporation and its subsidiaries, and all ITC employees, are eligible for grants of PSUs representing a component of their long-term compensation.

Each PSU vests over a three-year period, has an underlying value equivalent to that of one common share of the Corporation, is entitled to commensurate notional common share dividends, and is settled in cash. At the end of the three-year vesting period, cash payouts are the product of: (i) the numbers of units vested; (ii) the VWAP of the Corporation's common shares for the five trading days prior to the vesting date; and (iii) a payout percentage that may range from 0% to 200%.

The payout percentage is based on the Corporation's performance over the three-year vesting period, mainly determined by: (i) the Corporation's total shareholder return as compared to a predefined peer group of companies; and (ii) the Corporation's cumulative EPS, or for subsidiaries the Company's cumulative net income, as compared to the target established at the time of the grant. Beginning with the 2022 PSU grant, the Corporation's Scope 1 carbon reduction performance as compared to the target established at the time of the grant has been included in the payout percentage.

The following table summarizes information related to PSUs.

	2022	2021
Number of units (thousands)
Beginning of year	1,898	1,976
Granted	580	587
Notional dividends reinvested	58	60
Paid out	(712)	(697)
Cancelled/forfeited	(34)	(28)
End of year	1,790	1,898

Additional information ($ millions)
Compensation expense recognized	25	74
Compensation expense unrecognized (1)	24	33
Cash payout	66	50
Accrued liability as at December 31 (2)	90	132
Aggregate intrinsic value as at December 31 (3)	114	165
(1)    Relates to unvested PSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in other liabilities (Notes 13 and 16)
(3)    Relates to outstanding PSUs and reflects a weighted average contractual life of one year
RSU Plans
Senior management of the Corporation and its subsidiaries, and all ITC employees, are eligible for grants of RSUs representing a component of their long-term compensation.

Each RSU vests over a three-year period or immediately upon retirement eligibility of the holder, has an underlying value equivalent to that of one common share of the Corporation, is entitled to commensurate notional common share dividends, and is settled in cash or, beginning with the 2020 grant, common shares of the Corporation. Effective January 1, 2020, new RSU issuances may be settled in cash, common shares, or an equal proportion of cash and common shares depending on an executives' settlement election and whether their share ownership requirements have been met.

The following table summarizes information related to RSUs.

	2022	2021
Number of units (thousands)
Beginning of year	1,060	1,048
Granted	331	378
Notional dividends reinvested	29	32
Paid out	(410)	(371)
Cancelled/forfeited	(33)	(27)
End of year	977	1,060

Additional information ($ millions)
Compensation expense recognized	16	26
Compensation expense unrecognized (1)	16	17
Cash payout	25	21
Accrued liability as at December 31 (2)	40	46
Aggregate intrinsic value as at December 31 (3)	56	63
(1)    Relates to unvested RSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 13 and 16)
(3) Relates to outstanding RSUs and reflects a weighted average contractual life of one year